JPMorgan Small Cap Value Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.1%
Aerospace & Defense — 0.3%
Archer Aviation, Inc., Class A * (a)	213	1,076
V2X, Inc. *	59	3,076
		4,152
Air Freight & Logistics — 0.7%
Hub Group, Inc., Class A *	95	7,477
Radiant Logistics, Inc. *	230	1,298
		8,775
Automobile Components — 0.7%
Adient plc *	202	7,433
Dana, Inc.	108	1,581
		9,014
Banks — 14.2%
Ameris Bancorp	168	6,441
Axos Financial, Inc. *	69	2,604
Banc of California, Inc.	191	2,370
Bancorp, Inc. (The) *	48	1,666
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	223	6,030
Banner Corp.	85	3,616
Brookline Bancorp, Inc.	161	1,467
Business First Bancshares, Inc.	77	1,452
Byline Bancorp, Inc.	213	4,204
Capital City Bank Group, Inc.	117	3,497
Capstar Financial Holdings, Inc. (a)	45	632
Central Pacific Financial Corp.	74	1,240
Columbia Banking System, Inc.	63	1,277
Community Trust Bancorp, Inc.	23	799
ConnectOne Bancorp, Inc.	393	7,005
Customers Bancorp, Inc. *	322	11,085
CVB Financial Corp.	275	4,562
Eastern Bankshares, Inc.	375	4,708
Enterprise Financial Services Corp.	126	4,729
Financial Institutions, Inc.	33	559
First BanCorp (Puerto Rico)	897	12,079
First Bancshares, Inc. (The)	35	938
First Citizens BancShares, Inc., Class A	5	6,416
First Commonwealth Financial Corp.	68	827
First Financial Corp.	69	2,347
First Merchants Corp.	105	2,931
FNB Corp.	56	603
Hancock Whitney Corp.	59	2,167
Heritage Commerce Corp.	191	1,614
Home BancShares, Inc.	54	1,121
HomeTrust Bancshares, Inc.	59	1,270
Independent Bank Corp.	26	484
Mercantile Bank Corp.	9	279
Mid Penn Bancorp, Inc.	16	329

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
Midland States Bancorp, Inc.	27	558
MVB Financial Corp.	12	272
National Bank Holdings Corp., Class A	39	1,167
OceanFirst Financial Corp.	545	7,882
OFG Bancorp (Puerto Rico)	479	14,293
Old National Bancorp	550	7,997
Old Second Bancorp, Inc.	320	4,353
Orrstown Financial Services, Inc.	20	426
Pathward Financial, Inc.	155	7,163
Peapack-Gladstone Financial Corp.	90	2,313
Peoples Bancorp, Inc.	9	214
Pinnacle Financial Partners, Inc.	27	1,776
Popular, Inc. (Puerto Rico)	53	3,343
Preferred Bank	7	412
Premier Financial Corp.	80	1,371
QCR Holdings, Inc.	84	4,079
Seacoast Banking Corp. of Florida	34	734
Sierra Bancorp	24	458
SmartFinancial, Inc.	16	338
South Plains Financial, Inc.	10	260
Southside Bancshares, Inc.	37	1,070
SouthState Corp.	85	5,731
Towne Bank	47	1,087
TriCo Bancshares	64	2,032
Univest Financial Corp.	34	587
Veritex Holdings, Inc.	189	3,392
Washington Federal, Inc.	118	3,009
Wintrust Financial Corp.	87	6,596
		186,261
Beverages — 0.2%
Primo Water Corp.	214	2,952
Biotechnology — 4.9%
2seventy bio, Inc. *	208	814
Agios Pharmaceuticals, Inc. *	98	2,416
Akero Therapeutics, Inc. *	58	2,928
Allogene Therapeutics, Inc. * (a)	398	1,263
Allovir, Inc. *	350	753
Arcellx, Inc. *	97	3,469
Avidity Biosciences, Inc. *	213	1,361
BioCryst Pharmaceuticals, Inc. * (a)	172	1,217
Biohaven Ltd. * (a)	6	144
Bluebird Bio, Inc. * (a)	469	1,426
Cytokinetics, Inc. *	71	2,078
EQRx, Inc. *	630	1,399
Fate Therapeutics, Inc. *	576	1,222
Generation Bio Co. *	572	2,166

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Biotechnology — continued
Geron Corp. *	615	1,304
Iovance Biotherapeutics, Inc. *	402	1,827
Kezar Life Sciences, Inc. *	464	553
Kymera Therapeutics, Inc. *	212	2,951
Lexicon Pharmaceuticals, Inc. * (a)	1,399	1,525
MacroGenics, Inc. *	522	2,430
MoonLake Immunotherapeutics * (a)	141	8,035
Prothena Corp. plc (Ireland) *	79	3,811
Recursion Pharmaceuticals, Inc., Class A * (a)	159	1,217
Relay Therapeutics, Inc. *	330	2,774
SpringWorks Therapeutics, Inc. * (a)	142	3,289
Syndax Pharmaceuticals, Inc. *	176	2,554
Twist Bioscience Corp. *	217	4,405
Veracyte, Inc. *	80	1,778
Verve Therapeutics, Inc. * (a)	229	3,041
		64,150
Building Products — 1.0%
Gibraltar Industries, Inc. *	45	3,014
Resideo Technologies, Inc. *	97	1,534
UFP Industries, Inc.	89	9,147
		13,695
Capital Markets — 1.3%
AssetMark Financial Holdings, Inc. *	45	1,143
Piper Sandler Cos.	12	1,739
Stifel Financial Corp.	11	683
StoneX Group, Inc. *	38	3,641
Victory Capital Holdings, Inc., Class A	185	6,157
Virtus Investment Partners, Inc.	18	3,587
		16,950
Chemicals — 1.1%
AdvanSix, Inc.	85	2,637
Avient Corp.	53	1,860
Ecovyst, Inc. *	55	545
HB Fuller Co.	29	1,996
Minerals Technologies, Inc.	34	1,846
Sensient Technologies Corp.	30	1,779
Tronox Holdings plc	252	3,385
		14,048
Commercial Services & Supplies — 0.9%
ABM Industries, Inc.	200	8,003
ACCO Brands Corp.	110	629
Heritage-Crystal Clean, Inc. *	83	3,776
		12,408

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Communications Equipment — 0.3%
Aviat Networks, Inc. *	34	1,055
NETGEAR, Inc. *	222	2,801
		3,856
Construction & Engineering — 1.7%
API Group Corp. *	160	4,164
Argan, Inc.	74	3,349
Comfort Systems USA, Inc.	26	4,479
MasTec, Inc. *	18	1,282
MYR Group, Inc. *	46	6,219
Primoris Services Corp.	84	2,735
		22,228
Construction Materials — 0.1%
Summit Materials, Inc., Class A *	42	1,323
Consumer Finance — 2.3%
Encore Capital Group, Inc. *	100	4,753
Enova International, Inc. *	231	11,760
FirstCash Holdings, Inc.	47	4,762
Navient Corp.	56	968
Nelnet, Inc., Class A	24	2,095
PROG Holdings, Inc. *	192	6,386
		30,724
Consumer Staples Distribution & Retail — 1.0%
Andersons, Inc. (The)	85	4,367
BJ's Wholesale Club Holdings, Inc. *	32	2,307
Sprouts Farmers Market, Inc. *	122	5,208
United Natural Foods, Inc. *	102	1,440
		13,322
Containers & Packaging — 0.3%
Greif, Inc., Class A	37	2,487
Myers Industries, Inc.	17	306
O-I Glass, Inc. *	71	1,191
		3,984
Diversified Consumer Services — 0.5%
Laureate Education, Inc., Class A	255	3,591
Stride, Inc. *	60	2,697
		6,288
Diversified REITs — 0.8%
Alexander & Baldwin, Inc.	48	808
American Assets Trust, Inc.	37	712
Armada Hoffler Properties, Inc.	78	795
Broadstone Net Lease, Inc.	361	5,171
Essential Properties Realty Trust, Inc.	145	3,138
		10,624

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Diversified Telecommunication Services — 0.6%
ATN International, Inc.	16	490
EchoStar Corp., Class A *	136	2,275
Liberty Latin America Ltd., Class A (Puerto Rico) *	92	751
Liberty Latin America Ltd., Class C (Puerto Rico) *	553	4,514
		8,030
Electric Utilities — 1.3%
IDACORP, Inc.	52	4,909
MGE Energy, Inc.	62	4,260
Portland General Electric Co.	180	7,282
		16,451
Electrical Equipment — 1.3%
Encore Wire Corp.	73	13,333
Powell Industries, Inc.	38	3,176
		16,509
Electronic Equipment, Instruments & Components — 1.8%
Belden, Inc.	17	1,686
Benchmark Electronics, Inc.	142	3,451
Knowles Corp. *	676	10,006
OSI Systems, Inc. *	49	5,740
ScanSource, Inc. *	93	2,833
		23,716
Energy Equipment & Services — 1.8%
ChampionX Corp.	45	1,615
Helmerich & Payne, Inc.	84	3,516
Liberty Energy, Inc.	304	5,633
Noble Corp. plc	80	4,046
Oil States International, Inc. *	251	2,103
Patterson-UTI Energy, Inc.	268	3,711
Select Water Solutions, Inc.	332	2,641
		23,265
Financial Services — 5.1%
Essent Group Ltd.	257	12,163
Federal Agricultural Mortgage Corp., Class C	8	1,234
Jackson Financial, Inc., Class A	157	6,002
Merchants Bancorp	217	6,012
Mr. Cooper Group, Inc. *	246	13,155
NMI Holdings, Inc., Class A *	188	5,085
PennyMac Financial Services, Inc.	51	3,433
Radian Group, Inc.	295	7,419
Repay Holdings Corp. *	818	6,209
StoneCo Ltd., Class A (Brazil) * (a)	557	5,940
Waterstone Financial, Inc.	3	36
		66,688

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food Products — 1.2%
Darling Ingredients, Inc. *	61	3,169
Hostess Brands, Inc. *	253	8,436
John B Sanfilippo & Son, Inc.	35	3,454
		15,059
Gas Utilities — 1.2%
Chesapeake Utilities Corp.	27	2,648
New Jersey Resources Corp.	63	2,572
Northwest Natural Holding Co.	79	3,024
ONE Gas, Inc.	59	4,027
Southwest Gas Holdings, Inc.	5	285
Spire, Inc. (a)	67	3,758
		16,314
Ground Transportation — 0.6%
ArcBest Corp.	82	8,373
Health Care Equipment & Supplies — 1.4%
Alphatec Holdings, Inc. *	366	4,748
Inari Medical, Inc. *	76	5,002
RxSight, Inc. *	251	7,009
Sight Sciences, Inc. *	535	1,802
		18,561
Health Care Providers & Services — 0.8%
AdaptHealth Corp. *	292	2,660
Fulgent Genetics, Inc. * (a)	66	1,761
ModivCare, Inc. *	52	1,623
NeoGenomics, Inc. *	257	3,163
Surgery Partners, Inc. *	50	1,461
		10,668
Health Care REITs — 1.0%
CareTrust REIT, Inc.	100	2,054
Community Healthcare Trust, Inc.	45	1,325
Global Medical REIT, Inc.	58	522
Physicians Realty Trust	452	5,515
Sabra Health Care REIT, Inc.	256	3,568
		12,984
Health Care Technology — 1.0%
Evolent Health, Inc., Class A *	179	4,861
Health Catalyst, Inc. *	463	4,688
Phreesia, Inc. *	83	1,555
Veradigm, Inc. *	109	1,436
		12,540
Hotel & Resort REITs — 1.6%
Apple Hospitality REIT, Inc. (a)	525	8,049
DiamondRock Hospitality Co.	224	1,797
RLJ Lodging Trust	413	4,042

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotel & Resort REITs — continued
Ryman Hospitality Properties, Inc.	82	6,860
Xenia Hotels & Resorts, Inc.	71	835
		21,583
Hotels, Restaurants & Leisure — 2.3%
Bloomin' Brands, Inc.	122	2,993
Bluegreen Vacations Holding Corp. (a)	126	4,629
Dine Brands Global, Inc.	59	2,892
Full House Resorts, Inc. *	253	1,078
International Game Technology plc	81	2,471
Light & Wonder, Inc. *	113	8,083
Marriott Vacations Worldwide Corp.	21	2,120
SeaWorld Entertainment, Inc. *	114	5,276
		29,542
Household Durables — 3.2%
GoPro, Inc., Class A *	838	2,632
M/I Homes, Inc. *	132	11,103
Meritage Homes Corp.	102	12,434
Taylor Morrison Home Corp. *	229	9,763
Tri Pointe Homes, Inc. *	205	5,601
		41,533
Household Products — 0.7%
Central Garden & Pet Co., Class A *	230	9,219
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc.	98	1,945
Clearway Energy, Inc., Class C	122	2,590
		4,535
Industrial REITs — 1.5%
First Industrial Realty Trust, Inc.	29	1,361
Innovative Industrial Properties, Inc. (a)	21	1,600
LXP Industrial Trust	317	2,822
Plymouth Industrial REIT, Inc.	125	2,617
STAG Industrial, Inc.	191	6,606
Terreno Realty Corp.	77	4,377
		19,383
Insurance — 1.1%
American Equity Investment Life Holding Co.	87	4,673
CNO Financial Group, Inc.	63	1,481
Employers Holdings, Inc.	29	1,157
James River Group Holdings Ltd.	96	1,472
RLI Corp.	31	4,185
Skyward Specialty Insurance Group, Inc. * (a)	43	1,187
		14,155

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — 0.2%
Cars.com, Inc. *	62	1,039
QuinStreet, Inc. *	136	1,223
		2,262
IT Services — 0.4%
Information Services Group, Inc.	787	3,449
Unisys Corp. *	690	2,379
		5,828
Leisure Products — 0.4%
Topgolf Callaway Brands Corp. * (a)	331	4,584
Life Sciences Tools & Services — 0.2%
Pacific Biosciences of California, Inc. * (a)	261	2,176
Machinery — 1.5%
3D Systems Corp. *	225	1,105
AGCO Corp.	46	5,388
Albany International Corp., Class A	8	736
EnPro Industries, Inc.	11	1,398
Luxfer Holdings plc (United Kingdom)	27	352
Mueller Industries, Inc.	100	7,490
Terex Corp.	59	3,393
		19,862
Marine Transportation — 0.5%
Matson, Inc.	69	6,124
Safe Bulkers, Inc. (Greece) (a)	197	637
		6,761
Media — 0.8%
AMC Networks, Inc., Class A *	119	1,402
Entravision Communications Corp., Class A	531	1,939
Gray Television, Inc.	426	2,944
John Wiley & Sons, Inc., Class A	19	693
Magnite, Inc. *	256	1,932
Thryv Holdings, Inc. *	87	1,639
		10,549
Metals & Mining — 2.3%
Alpha Metallurgical Resources, Inc.	25	6,512
Arch Resources, Inc.	20	3,405
Commercial Metals Co.	230	11,372
Constellium SE *	144	2,625
Olympic Steel, Inc.	13	716
Ryerson Holding Corp.	74	2,151
Schnitzer Steel Industries, Inc., Class A	60	1,674
SunCoke Energy, Inc.	119	1,212
Warrior Met Coal, Inc.	18	907
		30,574

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Mortgage Real Estate Investment Trusts (REITs) — 1.8%
Blackstone Mortgage Trust, Inc., Class A (a)	96	2,087
Brightspire Capital, Inc.	136	849
Dynex Capital, Inc.	169	2,019
Ellington Financial, Inc. (a)	25	316
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	26	555
KKR Real Estate Finance Trust, Inc.	113	1,339
Ladder Capital Corp.	316	3,244
MFA Financial, Inc.	863	8,289
PennyMac Mortgage Investment Trust (a)	305	3,784
Ready Capital Corp. (a)	79	795
		23,277
Multi-Utilities — 0.6%
Black Hills Corp.	9	436
Northwestern Energy Group, Inc.	66	3,192
Unitil Corp.	105	4,463
		8,091
Office REITs — 1.1%
Brandywine Realty Trust	462	2,099
COPT Defense Properties	261	6,214
Equity Commonwealth	86	1,586
Piedmont Office Realty Trust, Inc., Class A	319	1,793
SL Green Realty Corp. (a)	60	2,223
		13,915
Oil, Gas & Consumable Fuels — 6.9%
Berry Corp.	29	240
California Resources Corp.	139	7,778
Chord Energy Corp.	50	8,169
Civitas Resources, Inc. (a)	40	3,224
CNX Resources Corp. *	183	4,128
CONSOL Energy, Inc.	14	1,427
CVR Energy, Inc. (a)	107	3,638
Delek US Holdings, Inc.	16	445
Dorian LPG Ltd.	166	4,776
Green Plains, Inc. *	78	2,345
Gulfport Energy Corp. *	35	4,102
International Seaways, Inc.	90	4,068
Magnolia Oil & Gas Corp., Class A	28	653
Matador Resources Co.	134	7,977
Murphy Oil Corp.	195	8,858
Ovintiv, Inc.	96	4,567
Par Pacific Holdings, Inc. *	33	1,172
PBF Energy, Inc., Class A	65	3,500
Peabody Energy Corp.	132	3,431
REX American Resources Corp. *	19	776
SM Energy Co.	272	10,770

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Teekay Tankers Ltd., Class A (Canada)	62	2,581
World Kinect Corp.	103	2,302
		90,927
Paper & Forest Products — 0.0% ^
Louisiana-Pacific Corp.	12	643
Passenger Airlines — 0.8%
Hawaiian Holdings, Inc. * (a)	331	2,098
Joby Aviation, Inc. * (a)	204	1,315
SkyWest, Inc. *	172	7,197
		10,610
Personal Care Products — 0.6%
BellRing Brands, Inc. *	29	1,207
Edgewell Personal Care Co.	87	3,228
Herbalife Ltd. * (a)	253	3,530
		7,965
Pharmaceuticals — 0.4%
ANI Pharmaceuticals, Inc. *	32	1,838
Intra-Cellular Therapies, Inc. *	52	2,702
NGM Biopharmaceuticals, Inc. *	188	201
		4,741
Professional Services — 0.3%
Heidrick & Struggles International, Inc.	71	1,779
KBR, Inc.	33	1,928
		3,707
Real Estate Management & Development — 0.7%
Forestar Group, Inc. *	338	9,113
Residential REITs — 0.3%
Independence Realty Trust, Inc.	95	1,340
UMH Properties, Inc.	98	1,366
Veris Residential, Inc.	89	1,472
		4,178
Retail REITs — 2.5%
Agree Realty Corp.	199	10,982
Kite Realty Group Trust	341	7,309
Phillips Edison & Co., Inc.	53	1,773
Regency Centers Corp.	10	598
Retail Opportunity Investments Corp.	574	7,105
RPT Realty	158	1,664
SITE Centers Corp.	308	3,803
		33,234
Semiconductors & Semiconductor Equipment — 2.2%
ACM Research, Inc., Class A *	359	6,505
Cohu, Inc. *	121	4,153

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Photronics, Inc. *	309	6,250
Synaptics, Inc. *	93	8,321
Veeco Instruments, Inc. *	104	2,915
		28,144
Software — 2.0%
Adeia, Inc.	285	3,043
C3.ai, Inc., Class A * (a)	24	610
E2open Parent Holdings, Inc. *	705	3,201
LiveRamp Holdings, Inc. *	350	10,095
Marathon Digital Holdings, Inc. * (a)	82	697
ON24, Inc.	318	2,015
Riot Platforms, Inc. * (a)	245	2,281
Verint Systems, Inc. *	113	2,607
Xperi, Inc. *	225	2,221
		26,770
Specialized REITs — 0.4%
PotlatchDeltic Corp.	116	5,281
Specialty Retail — 2.1%
Academy Sports & Outdoors, Inc.	58	2,764
Asbury Automotive Group, Inc. *	26	6,011
Group 1 Automotive, Inc.	31	8,255
ODP Corp. (The) *	99	4,575
Sally Beauty Holdings, Inc. *	224	1,873
Signet Jewelers Ltd.	53	3,817
		27,295
Technology Hardware, Storage & Peripherals — 0.4%
Avid Technology, Inc. *	178	4,774
Textiles, Apparel & Luxury Goods — 0.3%
G-III Apparel Group Ltd. *	161	4,013
Trading Companies & Distributors — 4.8%
Beacon Roofing Supply, Inc. *	147	11,337
BlueLinx Holdings, Inc. *	40	3,258
Boise Cascade Co.	56	5,738
GATX Corp.	12	1,343
GMS, Inc. *	68	4,388
MRC Global, Inc. *	328	3,367
NOW, Inc. *	651	7,732
Rush Enterprises, Inc., Class A	369	15,056
Titan Machinery, Inc. *	51	1,347
Veritiv Corp.	9	1,457
WESCO International, Inc.	51	7,287
		62,310
Water Utilities — 0.3%
American States Water Co.	42	3,331

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Wireless Telecommunication Services — 0.2%
Gogo, Inc. *	184	2,193
Total Common Stocks (Cost $1,214,204)		1,270,970
Short-Term Investments — 5.6%
Investment Companies — 2.3%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (b) (c) (Cost $30,790)	30,785	30,795
Investment of Cash Collateral from Securities Loaned — 3.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (b) (c)	37,582	37,589
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)	5,517	5,517
Total Investment of Cash Collateral from Securities Loaned (Cost $43,106)		43,106
Total Short-Term Investments (Cost $73,896)		73,901
Total Investments — 102.7% (Cost $1,288,100)		1,344,871
Liabilities in Excess of Other Assets — (2.7)%		(35,409)
NET ASSETS — 100.0%		1,309,462

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2023. The total value of securities on loan at September 30, 2023 is $41,059.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2023.
Futures contracts outstanding as of September 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	376	12/15/2023	USD	33,799	(1,120)

Abbreviations
USD	United States Dollar

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,344,871	$—	$—	$1,344,871
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(1,120)	$—	$—	$(1,120)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$28,802	$70,027	$68,037	$2	$1	$30,795	30,785	$319	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	28,586	76,000	67,000	3	—	37,589	37,582	461	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	5,498	33,014	32,995	—	—	5,517	5,517	70	—
Total	$62,886	$179,041	$168,032	$5	$1	$73,901		$850	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.